Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	245.52
Maximum Aggregate Offering Price	$ 736,560,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,767.34
Offering Note	(1) This Registration Statement on Form S-8 covers shares of Common Stock that may be issued under the Third Amended and Restated Cboe Global Markets, Inc. Long-Term Incentive Plan (the "Plan"). 7,248,497 shares of Common Stock issuable under the Plan have previously been registered under Registration Statement Nos. 333-167506, 333-174344 and 333-216375. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional indeterminable number of shares of Common Stock as may be required to be issued pursuant to the Plan in the event of a stock dividend, stock split, recapitalization or other similar change in the Common Stock. (2)Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h), solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Stock on CboeBZX on August 14, 2025.